VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—97.1%
Communication Services—8.8%
Altice France S.A. 144A 6.500%, 4/15/32(1)	$305	$295
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,048
CMG Media Corp. 144A 8.875%, 6/18/29(1)	560	410
CSC Holdings LLC 144A 4.125%, 12/1/30(1)	485	288
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	270	274
144A 8.875%, 2/1/30(1)	30	30
144A 9.250%, 6/1/32(1)	35	35
Discovery Global Holdings, Inc. 5.141%, 3/15/52	180	121
DISH Network Corp. 144A 11.750%, 11/15/27(1)	195	200
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	240	232
Pioneer Opco LLC 144A 7.000%, 5/15/33(1)	40	41
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	180	161
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(1)	130	130
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	290	298
Snap, Inc.
144A 6.875%, 3/1/33(1)	280	273
144A 6.875%, 3/15/34(1)	115	111
Telesat Canada 144A 6.500%, 10/15/27(1)	75	54
Univision Communications, Inc. 144A 8.875%, 4/15/33(1)	265	261
Verizon Communications, Inc. 6.200%, 5/14/56	380	384
		4,663

Consumer Discretionary—7.3%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(1)	85	86
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	265	271
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	323
Carnival Corp Ltd. 144A 5.750%, 3/15/30(1)	245	248
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	295
Ford Motor Credit Co. LLC 6.500%, 2/7/35	245	251
Forvia SE 144A 6.750%, 9/15/33(1)	230	230
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	220	215
Installed Building Products, Inc. 144A 5.625%, 2/1/34(1)	5	5
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(1)	325	326
	Par Value	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.625%, 9/15/29	$485	$493
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	302
Risewell Homes, Inc.
144A 9.250%, 10/1/29(1)	215	222
144A 8.500%, 11/1/30(1)	25	26
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)(2)(3)	98	— (4)
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	15	15
Wayfair LLC
144A 7.250%, 10/31/29(1)	5	5
144A 6.750%, 11/15/32(1)	85	87
144A 7.125%, 5/31/34(1)	25	26
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	478
		3,904

Consumer Staples—3.0%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	345	334
144A 5.750%, 3/31/34(1)	30	29
Chobani LLC 144A 6.375%, 4/15/34(1)	155	157
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	330
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	203
144A 6.375%, 3/1/33(1)	230	228
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	311
		1,592

Energy—15.0%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	282
Antero Midstream Partners LP 144A 5.750%, 7/1/34(1)	25	25
Bristow Group, Inc. 144A 6.750%, 2/1/33(1)	105	105
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	140	145
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	265	276
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	412
Enbridge, Inc. 8.500%, 1/15/84	545	623
Energy Transfer LP
Series G 7.125%(5)	160	165
Series H 6.500%(5)	495	495
Genesis Energy LP
8.875%, 4/15/30	390	408
6.750%, 3/15/34	45	45
Harbour Energy plc 144A 6.327%, 4/1/35(1)	385	393
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	320
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	$280	$279
144A 6.000%, 2/1/31(1)	245	237
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(1)	80	80
144A 6.750%, 10/1/35(1)	125	128
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	473
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(2)	115	— (4)
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	130	135
SM Energy Co.
144A 8.750%, 7/1/31(1)	160	167
144A 6.625%, 4/15/34(1)	45	44
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(1)	50	51
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	390	417
Sunoco LP
144A 5.625%, 3/15/31(1)	111	110
144A 5.375%, 7/15/31(1)	35	35
144A 5.875%, 3/15/34(1)	74	73
144A 5.625%, 7/15/34(1)	55	54
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	380
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	140	150
TransCanada PipeLines Ltd. 6.375%, 10/17/56	45	46
Transocean International Ltd.
144A 8.250%, 5/15/29(1)	70	72
144A 7.875%, 10/15/32(1)	75	78
Transocean, Inc.
144A 8.750%, 2/15/30(1)	172	178
144A 8.500%, 5/15/31(1)	110	114
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	29
144A 4.125%, 8/15/31(1)	500	469
Venture Global LNG, Inc.
144A 9.000%(1)(5)	110	107
144A 9.875%, 2/1/32(1)	365	390
		7,990

Financials—25.9%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	155
144A 6.000%, 8/1/29(1)	450	396
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	295	305
Ally Financial, Inc. 8.000%, 11/1/31	270	301
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	300	210
Altice France Lux 3 144A 10.000%, 1/15/33(1)	81	80
American National Group, Inc. 7.000%, 12/1/55	75	73
Apollo Debt Solutions BDC
6.900%, 4/13/29	195	200
5.875%, 8/30/30	235	233
	Par Value	Value

Financials—continued
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	$5	$5
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(1)	135	145
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	490	496
Avis Budget Car Rental LLC 144A 4.750%, 4/1/28(1)	80	79
Azorra Finance Ltd.
144A 7.250%, 1/15/31(1)	240	247
144A 6.250%, 2/15/34(1)	80	78
Block, Inc.
6.500%, 5/15/32	205	209
144A 6.000%, 8/15/33(1)	65	65
Blue Owl Credit Income Corp. 6.650%, 3/15/31	416	416
BNP Paribas S.A. 144A 7.450% (1)(5)	500	516
Bond U.S. Bidco 1, Inc. 144A 7.125%, 6/15/33(1)	130	131
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(1)	375	366
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	175	182
Citadel Finance LLC 144A 5.150%, 2/14/31(1)	135	132
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	270	246
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	130	132
Endo Finance Holdings LP 144A 8.500%, 4/15/31(1)	250	263
F&G Annuities & Life, Inc. 6.500%, 6/4/29	255	261
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	270	272
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	250	245
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(1)	40	40
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	128	142
144A 7.950%, 10/15/54(1)	180	181
Grifols S.A. 144A 4.750%, 10/15/28(1)	385	377
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	140	143
HUB International Ltd. 144A 7.375%, 1/31/32(1)	240	244
ION Platform Finance U.S., Inc.
144A 8.750%, 5/1/29(1)	50	45
144A 9.500%, 5/30/29(1)	130	119
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	245	247
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	482
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	551
Lloyds Banking Group plc 6.625% (5)(6)	125	124
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	250	258
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	$75	$75
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	470	469
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(1)	660	667
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(1)	215	214
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	155	164
OneMain Finance Corp.
7.125%, 11/15/31	405	412
6.500%, 3/15/33	160	157
6.750%, 9/15/33	45	45
Organon & Co.
144A 4.125%, 4/30/28(1)	315	311
144A 5.125%, 4/30/31(1)	55	54
144A 7.875%, 5/15/34(1)	55	59
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	380	393
Reinsurance Group of America, Inc. 6.650%, 9/15/55	365	369
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	50	51
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	240	244
Seadrill Finance Ltd. 144A 6.750%, 7/15/34(1)	45	43
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(1)	245	248
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	160	158
Synergy Infrastructure Holdings LLC
144A 7.875%, 12/1/30(1)	225	235
144A 7.000%, 7/15/34(1)	25	25
		13,785

Health Care—6.4%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	260	259
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	125	130
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(1)	10	10
Centene Corp. 3.375%, 2/15/30	285	265
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	160	157
CVS Health Corp. 6.750%, 12/10/54	240	250
DaVita, Inc. 144A 4.625%, 6/1/30(1)	265	257
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	255	255
GENMAB A/S
144A 6.250%, 12/15/32(1)	10	10
144A 7.250%, 12/15/33(1)	15	16
LifePoint Health, Inc.
144A 5.375%, 1/15/29(1)	270	259
144A 9.875%, 8/15/30(1)	260	274
144A 10.000%, 6/1/32(1)	155	155
	Par Value	Value

Health Care—continued
Medline Borrower LP 144A 5.250%, 10/1/29(1)	$565	$561
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	30
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	272
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)	250	252
		3,412

Industrials—11.8%
APi Group DE, Inc. 144A 5.750%, 6/1/34(1)	93	92
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	10	10
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	288
Cimpress plc 144A 7.375%, 9/15/32(1)	370	374
Clarios Global LP 144A 6.750%, 9/15/32(1)	65	66
Esab Corp. 144A 5.625%, 4/1/31(1)	30	30
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(1)	275	285
144A 7.000%, 6/15/32(1)	50	52
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	281
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	450
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	125	129
Granite Construction, Inc. 144A 6.375%, 6/15/34(1)	5	5
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	85	89
144A 6.000%, 3/15/34(1)	110	109
Hilton Domestic Operating Co., Inc. 144A 5.500%, 9/15/31(1)	31	31
Icahn Enterprises LP
5.250%, 5/15/27	280	277
144A 10.000%, 11/15/29(1)	210	207
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	322
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	260	260
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	365	372
144A 10.375%, 5/15/31(1)	25	26
QXO Building Products, Inc. 144A 6.875%, 7/15/34(1)	50	51
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	432
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	150	150
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(1)	165	159
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	308
144A 6.625%, 3/1/32(1)	315	323
144A 6.125%, 7/31/34(1)	25	25
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Airlines Holdings, Inc.
4.875%, 3/1/29	$145	$143
5.375%, 3/1/31	15	15
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	547	554
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	145	151
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	115	114
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	75	76
		6,256

Information Technology—4.3%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	360	349
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	340	340
CoreWeave, Inc. 144A 9.625%, 7/15/32(1)	60	59
HUT 8 DC LLC 144A 6.192%, 11/15/42(1)	400	405
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	145	147
Intel Corp. 3.100%, 2/15/60	450	257
Oracle Corp. 6.700%, 2/4/56	130	122
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	255	254
UKG, Inc. 144A 6.875%, 2/1/31(1)	155	151
WULF Compute LLC 144A 7.750%, 10/15/30(1)	170	179
		2,263

Materials—6.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)(2)	568	6
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	410	416
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	260	260
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	303	307
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	88	88
INEOS Finance plc 144A 7.500%, 4/15/29(1)	315	306
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	475
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	245	241
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	155	154
Trekor Metals Ltd. 144A 8.250%, 5/1/30(1)	170	177
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(1)	125	138
	Par Value	Value

Materials—continued
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	$234	$243
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	413	388
WS Escrow LLC 144A 7.750%, 6/1/33(1)	20	21
		3,220

Real Estate—1.4%
Forestar Group, Inc. 144A 6.500%, 3/15/33(1)	210	213
Iron Mountain, Inc.
144A 6.250%, 1/15/33(1)	240	243
144A 6.250%, 1/15/35(1)	160	161
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	150	151
		768

Utilities—7.1%
AES Corp. (The) 7.600%, 1/15/55	250	257
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	297
Alpha Generation LLC 144A 6.250%, 1/15/34(1)	160	157
American Electric Power Co., Inc. 6.950%, 12/15/54	530	566
Dominion Energy, Inc. Series B 7.000%, 6/1/54	115	122
Entergy Corp. 7.125%, 12/1/54	270	279
Ferrellgas LP 144A 5.875%, 4/1/29(1)	330	321
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	62
144A 8.375%, 2/15/32(1)	305	318
NRG Energy, Inc.
144A 7.000%, 3/15/33(1)	235	255
144A 6.125%, 5/15/36(1)	95	95
Sempra 6.375%, 4/1/56	125	126
Suburban Propane Partners LP 144A 6.500%, 12/15/35(1)	211	204
Vistra Corp. 144A 8.000% (1)(5)	278 (7)	280
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	285
XPLR Infrastructure Operating Partners LP 144A 7.750%, 4/15/34(1)	125	132
		3,756

Total Corporate Bonds and Notes (Identified Cost $51,640)		51,609

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value
Preferred Stock—0.5%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 8.393%(1)	250 (7)	$245
Total Preferred Stock (Identified Cost $250)		245

Common Stocks—0.6%
Communication Services—0.2%
Altice Luxembourg S.A.(8)	338	5
Atento Luxco 1 S.A.(8)	5,366	106
		111

Consumer Discretionary—0.0%
MYT Holding LLC Class B(8)	33,144	8
NMG Parent LLC Escrow(2)(8)	116	—
		8

Health Care—0.3%
Endo GUC Trust Class A Escrow(2)(8)	3,813	—
Envision Healthcare Corp.(2)(8)	720	13
Keenova Therapeutics plc(2)(8)	654	64
Lannett Co., Inc.(2)(8)	2,911	47
Par Health(2)(8)	654	4
		128

Materials—0.1%
Klockner Pentaplast(8)	37,827	71
Total Common Stocks (Identified Cost $255)		318

Total Long-Term Investments—98.2% (Identified Cost $52,145)		52,172

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(9)(10)	124,950	125
Total Securities Lending Collateral (Identified Cost $125)		125

TOTAL INVESTMENTS—98.4% (Identified Cost $52,270)		$52,297
Other assets and liabilities, net—1.6%		852
NET ASSETS—100.0%		$53,149

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $42,401 or 79.8% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received.
(4)	Amount is less than $500 (not in thousands).
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Value shown as par value.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	5
Luxembourg	2
France	2
Ireland	2
United Kingdom	2
Cayman Islands	1
Other	3
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$51,609	$—	$51,603	$6 (1)
Equity Securities:
Preferred Stock	245	—	245	—
Common Stocks	318	—	190	128 (1)
Securities Lending Collateral	125	125	—	—
Total Investments	$52,297	$125	$52,038	$134

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $27 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.